Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Fair value of assets and liabilities [abstract]
Summary of valuation adjustment
Valuation adjustment on financial assets and liabilities
as at 31 December
2021 2020
Bid/Offer -143 -121
Model Risk -11 -25
CVA -159 -238
DVA -66 -124
CollVA -8 -16
FVA -95 -111
Total Valuation

Adjustments
-482 -634

Methods applied in determining fair values of financial assets and liabilities
Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
Level 1 Level 2 Level 3 Total
2021 2020 2021 2020 2021 2020 2021 2020
Financial Assets
Financial assets at fair value
through profit or loss

- Equity securities
17,591 7,897 2 2 134 138 17,727 8,037

- Debt securities
2,317 3,378 7,016 4,867 2,643 1,269 11,976 9,514

- Derivatives
6 1 21,154 30,623 140 197 21,299 30,821

- Loans and receivables

48,706 53,733 2,248 1,265 50,954 54,998
19,914 11,276 76,877 89,225 5,165 2,870 101,956 103,370
Financial assets at fair value
through other comprehensive
income

- Equity securities
2,232 1,687 225 176 2,457 1,862

- Debt securities
21,753 31,592 5,587 1,385 27,340 32,977

- Loans and receivables

838 1,056 838 1,056
23,984 33,279 5,587 1,385 1,063 1,231 30,635 35,895
Financial liabilities
Financial liabilities at fair value
through profit or loss
–

Debt securities
827 1,124 5,333 5,231 135 180 6,295 6,534
–

Deposits
1 43,026 48,111 2 43,026 48,114
–

Trading securities
955 699 120 70 0 0 1,075 768
–

Derivatives
63 55 20,388 27,094 195 217 20,646 27,365
1,844 1,879 68,867 80,505 330 398 71,041 82,781

Valuation techniques and range of unobservable inputs
Valuation techniques and range of unobservable

inputs (Level 3)
Assets Liabilities Valuation techniques
Significant unobservable inputs
Lower range Upper range
In EUR million 2021 2020 2021 2020 2021 2020 2021 2020
At fair value through profit or loss
Debt securities 2,643 1,269 Price based Price (%) 0% 0% 121% 107%
Equity securities 134 137 1 Price based Price (price per share) 0 0 5,475 5,475
Loans and advances 1,598 1,090 2 Price based Price (%) 0% 0% 100% 101%
Present value techniques Credit spread (bps) 0 0 250 250
(Reverse) repo's 650 176 Present value techniques Interest rate (%) 0% 3% 1% 4%
Structured notes 135 180 Price based Price (%) 84% 74% 125% 109%
Option pricing model Equity volatility (%) 13% 14% 30% 25%
Equity/Equity correlation n.a. 0.6 n.a. 0.9
Equity/FX correlation 0 -0.7 0 0.3
Dividend yield (%) 3% 0% 4% 5%
Derivatives
–

Rates
5 2 35 38 Option pricing model Interest rate volatility (bps) 43 12 82 70
Present value techniques Reset spread (%) 2% 2% 2% 2%
–

FX
27 30 Present value techniques FX volatility (%) 1% n.a. 16% n.a.
Option pricing model FX volatility (bps) n.a. 6 n.a. 10
Implied volatility (%) 1% n.a. 22% n.a.
–

Credit
75 168 94 154 Present value techniques Credit spread (bps) 1 2 359 1,403
Jump rate (%) n.a. n.a. n.a. n.a.
Price based Price (%) 0% 99% 100% 107%
–

Equity
30 24 27 20 Option pricing model Equity volatility (%) 11% 5% 119% 64%
Equity/Equity correlation 0.5 0.5 0.8 0.9
Equity/FX correlation -0.7 -0.6 0.1 0.1
Dividend yield (%) 0% 0% 18% 34%
Price based Price (%) 0% 3% 0% 3%
–

Other
3 3 9 3 Option pricing model Commodity volatility (%) 20% 18% 89% 55%
Com/Com correlation n.a. n.a. n.a. n.a.
Com/FX correlation n.a. -0.5 n.a. -0.3
At fair value through other comprehensive income
–

Loans and advances
838 1,056 Present value techniques Prepayment rate (%) 9% 9% 9% 9%
Price based

Price (%) 99% 99% 100% 99%
–

Equity
225 176 Present value techniques Credit spread (bps) 2 2 2 2
Interest rate (%) 3% 3% 3% 3%
Price based Price (%) 1% n/a 1% n/a
Price based Other (EUR) 63 63 80 80
Total 6,228 4,101 330 398

Changes in level 3 financial assets
Changes in Level 3 Financial assets
Trading assets
Non-trading
derivatives
Financial assets
mandatorily at FVPL
Financial assets
designated at FVPL
Financial assets
at FVOCI Total
2021 2020 2021 2020 2021 2020 2021 2020 2021 2020 2021 2020
Opening balance

882 174 1 8 1,191 1,381 796 1,244 1,231 1,961 4,101 4,768
Realised gain/loss

recognised in the statement of profit or loss during the period

1
22 –61 0 –1 32 –104 –80 –198 –12 –19 –37 –383
Revaluation recognised in other comprehensive income during the period

2
22 –46 22 –46
Purchase of assets 453 453 3 3 1,496 1,180 1,919 212 165 39 4,036 1,887
Sale of assets
–
48
–
73
–
3
–
8
–
612
–
973
–
141
–
270
–
234
–
419
–
1,037
–
1,743
Maturity/settlement
–
14
–
39
–
1
–
163
–
83
–
13
–
57
–
109
–
175
–
299
–
354
Reclassifications

–5 330 –6 –105 –11 224
Transfers

into Level 3
43 517 –1 6 1 –1 –1 42 523
Transfers

out of Level 3
–
517
–
90
–
1
0
–
98
–
528
–
138
–
615
–
755
Exchange rate differences 0 20 –24 9 –4 29 –27
Changes in the composition of the group and other changes 0 5 –2 1 –2 6
Closing balance 822 882 1 1 1,862 1,191 2,480 796 1,063 1,231 6,228 4,101

Changes in level 3 financial liabilities
Changes in Level 3 Financial liabilities
Financial liabilities
designated as at fair
value through profit or
loss Trading liabilities Non-trading derivatives Total
2021 2020 2021 2020 2021 2020 2021 2020
Opening balance 180 195 39 110 180 184 398 490
Realised gain/loss recognised in
the statement of profit or loss

during the period
1
101 -2 -0 20 13 -22 113 -4
Additions 58 55 3 19 52 662 113 736
Redemptions -10 -116 -3 -45 -140 -90 -153 -250
Maturity/settlement -44 -11 -52 -1 -83 -45 -146
Transfers

into Level 3
48 170 8 233 267 282 445
Transfers

out of Level 3
-173 -111 -3 -23 -203 -738 -378 -873
Closing balance 160 180 35 39 135 180 330 398

Sensitivity analysis of level 3 instruments
Sensitivity analysis of Level 3 instruments
Positive fair value
movements from
using reasonable
possible alternatives
Negative fair value
movements from
using reasonable
possible alternatives
2021 2020 2021 2020
Equity (equity derivatives, structured notes)
3 33 -27 -14
Interest rates (Rates derivatives,

FX derivatives)
15 20 -1 -1
Credit (Debt securities, Loans, structured notes, credit derivatives)
27 43 -2 -27
45 96 -30 –42

Fair value of assets and liabilities at amortised cost
Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
Carrying Amount
Carrying amount
approximates fair value
Level 1 Level 2 Level 3
Total fair

value
2021 2020 2021 2020 2021 2020 2021 2020 2021 2020 2021 2020
Financial Assets
Loans and advances to banks
23,592 25,364 1,675 2,165 1 0 6,610 7,763 15,349 15,611 23,635 25,539
Loans and advances to customers
1, 2
625,122 593,970 16,939 17,486 0 0 18,465 14,595 600,253 577,526 635,657 609,607
Securities at amortised cost 1
48,319 50,587 –0 0 40,314 49,109 7,327 2,550 681 622 48,323 52,281
697,032 669,921 18,614 19,651 40,316 49,109 32,403 24,908 616,282 593,759 707,614 687,427
Financial liabilities
Deposits from banks
85,092 78,098 4,298 3,918 0 75,847 68,473 5,890 6,014 86,035 78,405
Customer deposits
617,400 609,517 585,929 580,262 –0 20,089 14,007 11,624 15,704 617,641 609,972
Debt securities in issue 1
91,784 82,065 –0 37,345 51,906 40,704 24,005 15,036 6,449 93,085 82,360
Subordinated loans 1
16,715 15,805 –0 12,826 15,013 4,377 1,161 17,203 16,174
810,990 785,484 590,227 584,180 50,171 66,919 141,017 107,645 32,549 28,167 813,964 786,911
1 As a consequence of a change in the levelling methodology of INGs bond portfolio ING recorded transfers from Level 1 to Level 2 in 2021.
2 The prior period has been updated to improve consistency and comparability of the fair values of loans and advances to customers.